SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash	$ 10,435	$ 27,517		$ 1,382,525
Receivables	152,852	161,957		2,316
Prepaid Expenses	270,153	306,978		27,160
Inventory	152,850	164,302		67,144
Due from related parties	318,763	397,590		429,648
Intangible assets (net)	36,762	38,876		54,912
Operating lease right of use assets	2,772,776	2,693,984		315,207
Lease security deposits	92,679	152,157		86,811
Accounts payable and accrued expense	394,706	275,831		101,175
Due to related partis	1,574,462	1,263,660		91,951
Operating lease liabilities	307,812	293,985		315,207
Total Liabilities	5,225,876	4,718,431		1,277,257
Shareholders' equity	(760,123)	(131,198)	$ 926,521	1,167,619	$ 488,733
Yubo Beijing [Member]
Cash	2,569	8,812		746,613
Receivables	154,703	158,807		2,316
Prepaid Expenses	170,722	207,521		27,160
Inventory	152,850	164,302		67,144
Due from related parties	318,764	397,590		429,648
Property and equipment (net)	56,349	63,055		79,153
Intangible assets (net)	36,762	38,876		54,912
Operating lease right of use assets	713,825	582,322		315,207
Lease security deposits	92,741	152,219		86,811
Investment in Yubo Jingzhi (A)	236,157	236,220		0
Receivables from other consolidating entities (A)	345,852	287,677		0
Total assets	2,281,294	2,297,401		1,808,964
Accounts payable and accrued expense	35,158	69,746		101,175
Customer deposits		0		11,028
Advances from prospective customers/distributors	483,932	484,956		757,896
Due to related partis	843,013	532,121		91,951
Operating lease liabilities	713,825	582,322		315,207
Payables to other consolidating entities (A)	511,674	511,811		0
Total Liabilities	2,587,602	2,180,956		1,277,257
Shareholders' equity	$ (306,308)	$ 116,445		$ 531,707